UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation

Schedule of Investments (unaudited) September 30, 2004

	Shares or
	Principal Amount		Value

COMMON STOCKS 96.3%
AEROSPACE AND DEFENSE 2.1%
General Dynamics Corporation	261,000	shs.	$26,648,100
L-3 Communications Holdings, Inc.*	338,100		22,652,700

			49,300,800

AUTO COMPONENTS 0.9%
Lear Corp.	379,400		20,658,330

BEVERAGES 2.7%
Coca-Cola Company (The)	793,300		31,771,665
PepsiCo, Inc.	610,200		29,686,230

			61,457,895

BIOTECHNOLOGY 1.4%
Amgen Inc.*	289,100		16,419,435
Gilead Sciences, Inc.*	185,800		6,944,275
MedImmune, Inc.*	405,700		9,609,004

			32,972,714

BUILDING PRODUCTS 0.8%
Masco Corporation	514,100		17,751,873

CAPITAL MARKETS 2.1%
Bank of New York Company, Inc. (The)	566,100		16,513,137
Goldman Sachs Group, Inc. (The)	107,100		9,986,004
Merrill Lynch & Co. Inc.	218,600		10,868,792
Morgan Stanley	247,370		12,195,341

			49,563,274

CHEMICALS 2.1%
Dow Chemical Co. (The)	446,100		20,154,798
Praxair, Inc.	675,600		28,875,144

			49,029,942

COMMERCIAL BANKS 3.5%
Bank of America Corporation	417,040		18,070,343
U.S. Bancorp	835,630		24,149,707
Wachovia Corporation	536,463		25,186,938
Wells Fargo & Company	209,800		12,510,374

			79,917,362

COMMERCIAL SERVICES AND SUPPLIES 1.7%
ServiceMaster Company (The)	1,838,600		23,644,396
Waste Management, Inc.	556,600		15,217,444

			38,861,840

COMMUNICATIONS EQUIPMENT 2.7%
Andrew Corporation*	1,602,600	19,607,811
Cisco Systems, Inc.*	1,569,780		28,342,378
QUALCOMM Inc.	363,400		14,185,319

			62,135,508

COMPUTERS AND PERIPHERALS 4.8%
Dell Inc.*	891,960		31,709,178
EMC Corporation*	2,086,000		24,072,440
Hewlett-Packard Company	710,130		13,314,937
International Business Machines Corporation	500,020		42,871,715

			111,968,270

CONSUMER FINANCE 1.8%
American Express Company	296,330		15,249,142
Capital One Financial Corporation	128,900		9,525,710
MBNA Corporation	651,500		16,417,800

			41,192,652

DIVERSIFIED FINANCIAL SERVICES 3.8%
Citigroup Inc.	1,443,430		63,684,132
J.P. Morgan Chase & Co.	616,500		24,493,545

			88,177,677

DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
SBC Communications Inc.	371,500		9,640,425
Verizon Communications Inc.	948,800		37,363,744

			47,004,169

ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.5%
Jabil Circuit, Inc.*	530,040		12,190,920

ENERGY EQUIPMENT AND SERVICES 0.8%
Noble Corporation*	186,300		8,374,185
Rowan Companies, Inc.*	384,900		10,161,360

			18,535,545

FOOD AND STAPLE RETAILING 2.8%
Kroger Company (The)*	966,700		15,003,184
Sysco Corporation	305,000		9,125,600
Wal-Mart Stores, Inc.	771,820		41,060,824

			65,189,608

FOOD PRODUCTS 0.7%
Dean Foods Company*	565,100		16,964,302

HEALTH CARE PROVIDERS AND SERVICES 2.1%
Aetna Inc.	236,200		23,603,466
Andrx Corp.*	452,800		10,113,288
Anthem, Inc.*	84,400		7,363,900
Laboratory Corporation
of America Holdings*	161,900		7,078,268

			48,158,922

HOTELS, RESTAURANTS AND LEISURE 1.9%
Carnival Corporation	629,500		29,769,055
Marriott International,
Inc. Class “A”	292,400		15,193,104

			44,962,159

HOUSEHOLD DURABLES 0.4%
Pulte Homes, Inc.	156,100		9,579,857

HOUSEHOLD PRODUCTS 1.7%
Colgate-Palmolive Company	179,100		8,091,738
Procter & Gamble Company (The)	582,112		31,503,901

			39,595,639

INDEX DERIVATIVES 0.8%
SPDR Trust, Series 1	158,800		17,747,488

INDUSTRIAL CONGLOMERATES 5.6%
General Electric Company	2,679,750		89,986,005
Tyco International Ltd.	1,281,040		39,276,686

			129,262,691

INSURANCE 5.2%
American International Group, Inc.	704,700		47,912,553
Hartford Financial Services Group, Inc.	212,400		13,153,932
PartnerRe Ltd.	219,700		12,015,393
Prudential Financial, Inc.	782,400		36,804,096
XL Capital Ltd. Class “A”	149,700		11,076,303

			120,962,277

INTERNET AND CATALOG RETAIL 0.6%
eBay Inc.*	147,560		13,570,355

MACHINERY 2.0%
Deere & Company	259,000		16,718,450
Illinois Tool Works Inc.	318,980		29,719,367

			46,437,817

MEDIA 3.1%
Clear Channel
Communications, Inc.	545,200		16,993,884
Time Warner Inc.*	1,727,000		27,873,780
Tribune Company	347,700		14,307,855
Univision Communications Inc. Class “A”*	373,300		11,800,013

			70,975,532

METALS AND MINING 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class “B”	381,600		15,454,800

MULTI-LINE RETAIL 0.7%
Target Corp.	372,300		16,846,575

MULTI-UTILITIES AND UNREGULATED POWER 0.9%

Dominion Resources, Inc.	72,600		4,737,150
Duke Energy Corporation	744,700		17,046,183

			21,783,333

OIL AND GAS 7.8%
BP p.l.c. (ADR) (United Kingdom)	219,800		12,645,094
ChevronTexaco Corporation	504,200		27,045,288
ConocoPhillips	399,403		33,090,539
Exxon Mobil Corporation	1,531,825		74,033,102
Noble Energy, Inc.	294,680		17,162,163
Occidental Petroleum Corporation	304,200		7,013,906

			180,990,092

PAPER AND FOREST PRODUCTS 0.5%
Weyerhaeuser Company	189,020		12,566,050

PHARMACEUTICALS 8.1%
Abbott Laboratories	586,900		24,861,084
Forest Laboratories, Inc.*	209,500		9,423,310
Johnson & Johnson	541,263		30,489,345
Novartis (ADR) (Switzerland)	851,500		39,739,505
Pfizer Inc.	1,915,038		58,600,163
Watson Pharmaceuticals, Inc.*	332,500		9,795,450
Wyeth	414,300		15,494,820

			188,403,677

REAL ESTATE 0.8%
Apartment Investment & Management Company Class “A”	501,600		17,445,648

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT 1.7%
Intel Corporation	1,177,590		23,598,904
Taiwan Semiconductor Manufacturing Company Ltd. (ADR) (Taiwan)	2,136,501		15,254,617

			38,853,521

SOFTWARE 6.4%
Computer Associates International, Inc.	1,177,900		30,978,770
Microsoft Corporation	2,683,956		74,197,964
Oracle Corporation*	561,100		6,337,624
Symantec Corporation*	571,900		31,417,326
Synopsys, Inc.*	366,900		5,791,517

			148,723,201

SPECIALTY RETAIL 2.0%
Advance Auto Parts, Inc.*	247,700		8,520,880
Michaels Stores, Inc.	461,700		27,337,257
Tiffany & Co.	327,600		10,070,424

			45,928,561

THRIFTS AND MORTGAGE FINANCE 1.9%
Fannie Mae	257,500		16,325,500
Freddie Mac	223,700		14,594,188
Radian Group Inc.	285,800		13,212,534

			44,132,222

TOBACCO 2.0%
Altria Group, Inc.	988,480		46,498,099

WIRELESS TELECOMMUNICATION SERVICES 2.2%
American Tower Corporation Class “A”*	1,624,000		24,928,400
Crown Castle International Corp.*	1,754,900		26,112,912

			51,041,312

TOTAL COMMON STOCKS			2,232,792,509

TRI-CONTINENTAL FINANCIAL DIVISION 0.2%
WCAS Capital Partners II, L.P.†	$ 4,727,686		2,566,803

Whitney Subordinated Debt Fund, L.P.†	2,464,665		1,177,949

TOTAL TRI-CONTINENTAL FINANCIAL DIVISION			3,744,752

FIXED TIME DEPOSITS 2.6%

Rabobank Nederland, 1.87%, 10/1/04	61,432,000		61,432,000

TOTAL INVESTMENTS 99.1%			2,297,969,261

OTHER ASSETS LESS LIABILITIES 0.9%			20,000,041

NET INVESTMENT ASSETS 100.0%			$2,317,969,302

*	Non-income producing security.

†	Restricted Securities – At September 30, 2004, the Tri-Continental Financial Division of the Corporation comprised two investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investments in the limited partnerships along with their cost and values at September 30, 2004, were as follows:

Investments	Acquisition Date (s)	Cost	Value

WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,727,686	$2,568,316
Whitney Subordinated Debt Fund, L.P	7/12/89 to 11/10/98	2,464,665	1,179,492

Total		$7,192,351	$3,747,808

ADR - American Depositary Receipt

The cost of investments for federal income tax purposes was $2,146,638,222. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $255,190,615 and $103,859,576, respectively. Net appreciation was $151,331,039.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/s/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.